Significant accounting policies, Additional Paid in Capital (FY) (Details) - $ / shares	Oct. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Stockholders' Equity [Abstract]
Common share, par value (in dollars per share)	$ 0	$ 0	$ 0